Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of maturity analysis of operating lease payments [line items]
Schedule of of lease liabilities

	12-31-2021		12-31-2020
	Current	Non-Current	Current	Non-Current
	ThUS$	ThUS$	ThUS$	ThUS$
Lease liability	60,687	187,891	51,495	91,070
Total	60,687	187,891	51,495	91,070

Schedule of individualization of lease liabilities

									December 31, 2021
									Current			Non-Current
Taxpayer			Taxpayer				Nominal Interest	Maturity	Less than 90 days	More than 90 days	Total Current	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non- Current
ID No.	Company	Country	ID No.	Company	Country	Currency	Rate		ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Foreign	Codensa	Colombia	Foreign	C.I. ALLIANCE S.A.	Colombia	COP	7.50%	Monthly	83	164	247	233	251	270	290	3,813	4,857
Foreign	Codensa	Colombia	Foreign	TERRAPUERTO SAS	Colombia	COP	7.50%	Monthly	60	107	167	167	179	193	207	2,722	3,468
Foreign	Codensa	Colombia	Foreign	COMPAÑIA GENERAL	Colombia	COP	7.50%	Monthly	50	98	148	140	150	161	173	2,325	2,949
Foreign	Codensa	Colombia	Foreign	TRANSPORTES ESPECIALES ALIADOS	Colombia	COP	4.14%	Monthly	504	1,490	1,994	2,056	351	—	—	—	2,407
Foreign	Codensa	Colombia	Foreign	Various creditors	Colombia	COP	8.16%	Monthly	320	404	724	382	213	92	88	1,116	1,891
Foreign	Enel Distribución Peru S.A.	Peru	Foreign	BANCO INTERBANK DEL PERU	Peru	PEN	5.89%	Quarterly	680	1,982	2,662	96	—	—	—	—	96
Foreign	Enel Distribución Peru S.A.	Peru	Foreign	BBVA Banco Continental	Peru	PEN	2.99%	Quarterly	2,823	8,505	11,328	1,715	—	—	—	—	1,715
Foreign	Enel Distribución Peru S.A.	Peru	Foreign	CORP MG	Peru	US$	2.27%	Monthly	300	939	1,239	1,308	1,380	1,455	1,532	7,441	13,116
Foreign	Enel Distribución Peru S.A.	Peru	Foreign	BuildingInmuebles Panamericana S.A.	Peru	PEN	5.19%	Monthly	56	172	228	240	253	87	—	—	580
Foreign	Enel Distribución Peru S.A.	Peru	Foreign	MAREAUTO PERU S.A	Peru	PEN	7.77%	Monthly	86	266	352	377	233	—	—	—	610
Foreign	Enel Distribución Peru S.A.	Peru	Foreign	Various creditors	Peru	US$	2.61%	Monthly	79	235	314	264	217	131	56	—	668
Foreign	Enel Generación Piura S.A.	Peru	Foreign	SCOTIABANK PERU	Peru	US$	3.70%	Quarterly	2,399	—	2,399	—	—	—	—	—	—
Foreign	Enel Generación Piura S.A.	Peru	Foreign	BBVA CONTINENTAL	Peru	US$	2.84%	Quarterly	1,910	3,858	5,768	—	—	—	—	—	—
Foreign	Enel Generación Piura S.A.	Peru	Foreign	Various creditors	Peru	PEN	7.37%	Monthly	2	6	8	8	5	—	—	—	13
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	BANCOLOMBIA	Colombia	COP	7.89%	Monthly	2,231	1,861	4,092	1,573	1,573	1,573	1,573	9,443	15,735
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Various creditors	Colombia	COP	8.52%	Monthly	171	186	357	121	40	4	—	—	165
Foreign	Enel Distribución Sao Paulo	Brazil	Foreign	CASTELLO BRANCO OFFICE PARK - FUNDO DE INVESTIMENTO IMOBILIÁRIO (50%) / CSHG REAL ESTATE - FUNDO DE INVESTIMENTO IMOBILIÁRIO (50%)	Brazil	BRL	14.20%	Monthly	16	47	63	1,111	1,268	1,449	1,654	148	5,630
Foreign	Enel Distribución Sao Paulo	Brazil	Foreign	JSL	Brazil	BRL	9.45%	Monthly	576	1,675	2,251	2,417	2,645	2,895	2,975	16	10,948
Foreign	Enel Distribución Sao Paulo	Brazil	Foreign	VAMOS	Peru	BRL	7.28%	Monthly	202	629	831	290	—	—	—	—	290
Foreign	Enel Distribución Sao Paulo	Brazil	Foreign	BR PROPERTIES S/A	Peru	BRL	8.97%	Monthly	—	178	178	2,138	2,138	2,138	2,138	12,826	21,378
Foreign	Enel Distribución Sao Paulo	Brazil	Foreign	LM TRANSPORTES INTERESTADUAIS SERVICOS E COMERCIO S A	Peru	BRL	8.97%	Monthly	715	1,606	2,321	819	85	—	—	—	904
Foreign	Enel Distribución Sao Paulo	Brazil	Foreign	Various creditors	Brazil	BRL	8.34%	Monthly	1,724	1,666	3,390	1,515	332	231	22	—	2,100
Foreign	EGP Cachoeira Dourada S.A.	Brazil	Foreign	Various creditors	Brazil	BRL	12.42%	Monthly	21	44	65	39	—	—	—	—	39
Foreign	Enel Generación Peru S.A.	Peru	Foreign	BBVA	Peru	PEN	1.59%	Quarterly	715	1,637	2,352	—	—	—	—	—	—
Foreign	Enel Generación Peru S.A.	Peru	Foreign	CORP MG	Peru	US$	2.23%	Monthly	142	444	586	618	652	687	724	3,515	6,196
Foreign	Enel Generación Peru S.A.	Peru	Foreign	Various creditors	Peru	PEN	7.26%	Monthly	6	17	23	24	15	—	—	—	39
Foreign	Enel Generación Peru S.A.	Peru	Foreign	Various creditors	Peru	US$	2.82%	Monthly	15	43	58	41	41	14	—	—	96
Foreign	ENEL X Brazil	Brazil	Foreign	Various creditors	Brazil	BRL	9.01%	Monthly	123	185	308	179	100	4	4	469	756
Foreign	Enel Distribución Ceará S.A.	Brazil	Foreign	LM TRANSPORTES INTERESTADUAIS SERVICOS E COMERCIO S A	Brazil	BRL	11.61%	Monthly	494	1,526	2,020	780	82	—	—	—	862
Foreign	Enel Distribución Ceará S.A.	Brazil	Foreign	Various creditors	Brazil	BRL	7.14%	Monthly	306	223	529	222	16	13	12	22	285
Foreign	Enel Cien S.A.	Brazil	Foreign	Various creditors	Brazil	BRL	9.33%	Monthly	32	27	59	19	12	—	—	—	31
Foreign	Enel Distribución Río S.A.	Brazil	Foreign	FUNDO DE INVESTIMENTO IMOBILIÁRIO PATRIMONIAL III	Brazil	BRL	8.54%	Monthly	1,731	—	1,731	725	787	857	953	—	3,322
Foreign	Enel Distribución Río S.A.	Brazil	Foreign	LM TRANSPORTES INTERESTADUAIS SERVICOS E COMERCIO S A	Brazil	BRL	11.61%	Monthly	226	696	922	399	97	—	—	—	496
Foreign	Enel Distribución Río S.A.	Brazil	Foreign	Various creditors	Brazil	BRL	8.86%	Monthly	365	277	642	69	68	72	79	51	339
Foreign	Enel Distribución Goias S.A.	Brazil	Foreign	ITA EMPRESA DE TRANSPORTES LTDA FROTA NOVA	Brazil	BRL	11.49%	Monthly	529	1,554	2,083	2,203	992	—	—	—	3,195
Foreign	Enel Distribución Goias S.A.	Brazil	Foreign	Various creditors	Brazil	BRL	8.75%	Monthly	345	72	417	54	40	3	—	—	97
Foreign	Enel Generación Fortaleza	Brazil	Foreign	Various creditors	Brazil	BRL	11.73%	Monthly	16	29	45	6	—	—	—	—	6
Foreign	EDESUR	Argentina	Foreign	Various creditors	Argentina	ARS	0.62%	Monthly	—	14	14	24	—	—	—	—	24
Foreign	Enel Green Power Volta Grande	Brazil	Foreign	Various creditors	Brazil	BRL	9.39%	Monthly	10	29	39	40	—	—	—	—	40
Foreign	USME ZE S.A.S	Colombia	Foreign	TRAMI INVERSIONES S.A.S.	Colombia	COP	8.58%	Monthly	732	—	732	—	—	—	—	4,349	4,349
Foreign	FONTIBON ZE S.A.S	Colombia	Foreign	Trami Inversiones S.A.S.	Colombia	COP	8.58%	Monthly	260	—	260	—	—	—	—	7,333	7,333
Foreign	EGP Colombia SAS ESP	Colombia	Foreign	Various creditors	Colombia	COP	9.25%	Monthly	3	8	11	14	11	—	—	—	25
Foreign	EGP Colombia SAS ESP	Colombia	Foreign	Various creditors	Colombia	COP	13.41%	Quarterly	4	—	4	—	1	1	1	113	116
Foreign	EGP Colombia SAS ESP	Colombia	Foreign	Various creditors	Colombia	COP	11.98%	Annual	138	6	144	9	4	6	6	3,026	3,051
Foreign	EGP Colombia SAS ESP	Colombia	Foreign	Carlos Enrique Giovanetti	Colombia	COP	15.28%	Annual	122	5	127	5	7	7	8	1,635	1,662
Foreign	EGP Colombia SAS ESP	Colombia	Foreign	Inversiones Macondal	Colombia	COP	11.27%	Annual	41	—	41	—	—	—	—	1,226	1,226
Foreign	EGP Colombia SAS ESP	Colombia	Foreign	Luz Charris de Manjares - Sucesion	Colombia	COP	11.31%	Annual	85	—	85	—	—	—	—	1,655	1,655
Foreign	EGP Colombia SAS ESP	Colombia	Foreign	FBM SAS	Colombia	COP	11.31%	Annual	64	—	64	—	—	—	—	1,159	1,159
Foreign	EGP Colombia SAS ESP	Colombia	Foreign	Rolando Manjarres Charris	Colombia	COP	11.23%	Annual	46	—	46	—	—	—	—	1,531	1,531
Foreign	Enel Fortuna S.A.	Panama	Foreign	Inversiones Hayat	Panama	US$	4.95%	Monthly	60	180	240	192	192	192	192	1,153	1,921
Foreign	Enel Fortuna S.A.	Panama	Foreign	Various creditors	Panama	US$	4.04%	Monthly	12	36	48	—	—	—	—	—	—
Foreign	EGP Guatemala S.A.	Guatemala	Foreign	Various creditors	Guatemala	US$	7.20%	Monthly	—	—	—	96	157	—	—	—	253
Foreign	Enel Solar SRL	Panama	Foreign	Various creditors	Panama	US$	8.89%	Monthly	32	99	131	85	85	85	85	1,132	1,472
Foreign	Generadora de Occidente Ltda.	Guatemala	Foreign	Various creditors	Guatemala	US$	7.20%	Annual	10	—	10	—	—	—	—	561	561
Foreign	Generadora de Occidente Ltda.	Guatemala	Foreign	Agricola Mamusa S.A.	Guatemala	US$	7.20%	Monthly	43	—	43	—	—	—	—	2,495	2,495
Foreign	Generadora Montecristo S.A.	Guatemala	Foreign	Various creditors	Guatemala	US$	9.68%	Monthly	22	—	22	—	—	—	—	628	628
Foreign	Generadora Montecristo S.A.	Guatemala	Foreign	Agroindustria California, S.A. (Pedro Rojas)	Guatemala	US$	9.68%	Monthly	31	—	31	—	—	—	—	878	878
Foreign	Generadora Montecristo S.A.	Guatemala	Foreign	Agropecuaria San Antonio Quenené	Guatemala	US$	9.68%	Annual	29	—	29	—	—	—	—	835	835
Foreign	EGP Peru S.A.	Peru	Foreign	Various creditors	Peru	PEN	9.14%	Monthly	11	35	46	50	31	—	—	—	81
Foreign	EGP Peru S.A.	Peru	Foreign	Various creditors	Peru	US$	10.10%	Monthly	1	3	4	—	—	—	—	—	—
Foreign	Progreso Solar S.A.	Panama	Foreign	VALENTIN LEZCANO CASTILLO	Panama	US$	6.33%	Monthly	49	9	58	30	30	30	30	712	832
Foreign	Generadora Solar Austral	Panama	Foreign	Ganadera Paldiva	Panama	US$	6.75%	Monthly	49	—	49	29	29	29	29	734	850
Foreign	Jaguito Solar 10MW, S.A.	Panama	Foreign	Various creditors	Panama	US$	6.75%	Monthly	14	—	14	14	14	14	14	339	395
Foreign	Grupo EGP Brazil	Brazil	Foreign	TS-19 PARTICIPAÇÕES LTDA	Brazil	BRL	15.92%	Monthly	119	469	588	746	874	1,024	1,199	4,634	8,477
Foreign	Grupo EGP Brazil	Brazil	Foreign	CAMPO ALEGRE EMPREENDIMENTOS RURAIS LTDA.	Brazil	BRL	11.66%	Monthly	81	9	90	12	13	15	12	1,988	2,040
Foreign	Grupo EGP Brazil	Brazil	Foreign	CALCARIO IMAP AGRO MINERAÇÃO LTDA.	Brazil	BRL	13.18%	Monthly	21	7	28	9	10	12	13	1,224	1,268
Foreign	Grupo EGP Brazil	Brazil	Foreign	ESPÓLIO DE CIRILO BENVINDO DE SOUZA	Brazil	BRL	14.49%	Monthly	58	2	60	3	4	4	5	1,315	1,331
Foreign	Grupo EGP Brazil	Brazil	Foreign	MAGALHÃES E ELOY GESTÃO DE RECEBÍVE	Brazil	BRL	13.25%	Monthly	32	11	43	16	19	21	24	1,281	1,361
Foreign	Grupo EGP Brazil	Brazil	Foreign	JOÃO CARLOS RATAJCZYK	Brazil	BRL	12.48%	Monthly	461	54	515	46	55	64	73	363	601
Foreign	Grupo EGP Brazil	Brazil	Foreign	Various creditors	Brazil	BRL	12.47%	Monthly	3,577	593	4,170	683	764	654	651	31,410	34,162
Total									26,270	34,417	60,687	24,451	16,515	14,487	14,822	117,616	187,891

20.1 Individualization of Lease Liabilities, continued

									December 31, 2020
									Current			Non-Current
Taxpayer			Taxpayer				Nominal Interest		Less than 90 days	More than 90 days	Total Current	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non- Current
ID No.	Company	Country	ID No.	Company	Country	Currency	Rate		ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
foreign	Codensa	Colombia	foreign	C.I. ALLIANCE S.A.	Colombia	COP	7.50%	Monthly	95	224	319	254	273	294	316	4,802	5,939
foreign	Codensa	Colombia	foreign	TERRAPUERTO SAS	Colombia	COP	7.50%	Monthly	67	113	180	178	192	206	221	3,368	4,165
foreign	Codensa	Colombia	foreign	COMPAÑIA GENERAL DE	Colombia	COP	7.50%	Monthly	57	107	164	152	163	176	189	2,904	3,584
foreign	Codensa	Colombia	foreign	Various creditors	Colombia	COP	8.08%	Monthly	975	1,362	2,337	201	154	102	33	942	1,432
foreign	Enel Distribución Peru S.A.	Peru	foreign	BANCO INTERBANK DEL PERU	Peru	PEN	5.89%	Quarterly	716	2,161	2,877	2,931	106	—	—	—	3,037
foreign	Enel Distribución Peru S.A.	Peru	foreign	BANCO CONTINENTAL	Peru	PEN	2.99%	Quarterly	1,758	5,423	7,181	7,756	1,988	—	—	—	9,744
foreign	Enel Distribución Peru S.A.	Peru	foreign	CORP MG	Peru	US$	2.27%	Monthly	1	766	767	1,697	1,697	1,697	1,697	7,778	14,566
foreign	Enel Distribución Peru S.A.	Peru	foreign	Various creditors	Peru	PEN	4.92%	Monthly	65	164	229	229	240	253	87	—	809
foreign	Enel Distribución Peru S.A.	Peru	foreign	Various creditors	Peru	US$	3.94%	Monthly	48	177	225	200	93	46	—	—	339
foreign	Enel Generación Piura S.A.	Peru	foreign	SCOTIABANK PERU	Peru	US$	3.70%	Quarterly	2,418	7,268	9,686	2,397	—	—	—	—	2,397
foreign	Enel Generación Piura S.A.	Peru	foreign	Various creditors	Peru	US$	3.23%	Quarterly	627	2,060	2,687	1,463	—	—	—	—	1,463
foreign	Enel Generación Piura S.A.	Peru	foreign	Various creditors	Peru	PEN	7.57%	Monthly	8	11	19	—	—	—	—	—	—
foreign	Emgesa S.A. E.S.P.	Colombia	foreign	Various creditors	Colombia	COP	7.87%	Monthly	528	1,263	1,791	364	122	28	—	—	514
foreign	Enel Distribución Sao Paulo	Brazil	foreign	CASTELLO BRANCO OFFICE PARK - FUNDO DE INVESTIMENTO IMOBILIÁRIO (50%) / CSHG REAL ESTATE - FUNDO DE INVESTIMENTO IMOBILIÁRIO (50%)	Brazil	BRL	10.55%	Monthly	622	1,040	1,662	1,515	1,674	1,851	2,046	2,461	9,547
foreign	Enel Distribución Sao Paulo	Brazil	foreign	JSL	Brazil	BRL	9.45%	Monthly	1,228	1,641	2,869	2,368	2,592	2,836	3,104	3,207	14,107
foreign	Enel Distribución Sao Paulo	Brazil	foreign	Various creditors	Brazil	BRL	6.96%	Monthly	2,886	3,370	6,256	3,582	1,858	310	214	20	5,984
foreign	EGP Cachoeira Dourada S.A.	Brazil	foreign	Various creditors	Brazil	BRL	12.42%	Monthly	12	36	48	31	—	—	—	—	31
foreign	Enel Generación Peru S.A.	Peru	foreign	BBVA	Peru	US$	2.81%	Quarterly	2,233	4,529	6,762	—	—	—	—	—	—
foreign	Enel Generación Peru S.A.	Peru	foreign	RENTAEQUIPOS LEASING PERU S.A.	Peru	US$	3.37%	Monthly	7	383	390	828	802	802	802	3,674	6,908
foreign	Enel Generación Peru S.A.	Peru	foreign	Various creditors	Peru	PEN	1.59%	Quarterly	—	45	45	181	45	—	—	—	226
foreign	Enel Generación Peru S.A.	Peru	foreign	Various creditors	Peru	US$	4.12%	Monthly	3	3	6	—	—	—	—	—	—
foreign	Enel Generación Peru S.A.	Peru	foreign	Various creditors	Peru	US$	2.23%	Quarterly	6	14	20	—	—	—	—	—	—
foreign	Enel Generación Peru S.A.	Peru	foreign	Various creditors	Peru	PEN	5.45%	Monthly	2	3	5	—	—	—	—	—	—
foreign	ENEL Brazil S.A.	Brazil	foreign	Various creditors	Brazil	BRL	10.93%	Monthly	9	27	36	22	—	—	—	—	22
foreign	ENEL X Brazil	Brazil	foreign	Various creditors	Brazil	EUR	9.31%	Monthly	15	2	17	3	4	4	4	371	386
foreign	ENEL X Brazil	Brazil	foreign	Various creditors	Brazil	BRL	9.02%	Monthly	63	51	114	41	3	—	—	146	190
foreign	Enel Distribución Ceará S.A.	Brazil	foreign	Various creditors	Brazil	BRL	7.05%	Monthly	315	251	566	154	32	18	14	36	254
foreign	Enel Cien S.A.	Brazil	foreign	Various creditors	Brazil	BRL	7.86%	Monthly	27	13	40	11	—	—	—	—	11
foreign	Enel Distribución Río S.A.	Brazil	foreign	FUNDO DE INVESTIMENTO IMOBILIÁRIO PATRIMONIAL III	Brazil	BRL	8.54%	Monthly	1,851	—	1,851	717	778	844	919	1,023	4,281
foreign	Enel Distribución Río S.A.	Brazil	foreign	Various creditors	Brazil	BRL	8.75%	Monthly	416	626	1,042	501	74	73	77	137	862
foreign	Enel Distribución Goias S.A.	Brazil	foreign	Various creditors	Brazil	BRL	7.93%	Monthly	879	278	1,157	106	44	33	3	—	186
foreign	Enel Generación Fortaleza	Brazil	foreign	Various creditors	Brazil	BRL	12.42%	Monthly	11	34	45	29	—	—	—	—	29
foreign	EDESUR	Argentina	foreign	Various creditors	Argentina	ARS	0.62%	Monthly	—	78	78	45	—	—	—	—	45
foreign	Enel Green Power Volta Grande	Brazil	foreign	Various creditors	Brazil	BRL	7.09%	Monthly	2	3	5	11	1	—	—	—	12
94.271.000-3	Enel Américas S.A.	Chile	96.565.580-8	Various creditors	Chile	UF	0.01%	Monthly	11	8	19	—	—	—	—	—	—
Total									17,961	33,534	51,495	27,967	12,935	9,573	9,726	30,869	91,070

Undiscounted debt cash flow
Disclosure of maturity analysis of operating lease payments [line items]
Summary of estimates of undiscounted cash flows by type of financial debt

			Current			Non-Current
			Maturity			Maturity
Country	Currency	Nominal Interest Rate	One to three months	Three to twelve months	Total Current 12-31-2021	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non-Current 12-31-2021
			ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Argentina	ARS	0.62%	2	6	8	22	11	-	-	-	33
Peru	US$	3.38%	5,608	7,608	13,216	2,715	2,719	2,659	2,625	11,581	22,299
Peru	PEN	5.25%	3,824	11,237	15,061	2,603	556	88	-	-	3,247
Colombia	COP	8.47%	5,627	7,949	13,576	10,888	8,466	7,589	7,254	59,773	93,970
Brazil	BRL	11.84%	11,414	22,589	34,003	22,917	17,467	15,434	14,662	150,720	221,200
Panama	US$	7.78%	80	764	844	674	658	638	618	8,806	11,394
Guatemala	US$	8.26%	120	362	482	1,710	925	877	827	4,578	8,917

Total			26,675	50,515	77,190	41,529	30,802	27,285	25,986	235,458	361,060

			Current			Non-Current
			Maturity			Maturity
Country	Currency	Nominal Interest Rate	One to three months	Three to twelve months	Total Current 12-31-2020	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non-Current 12-31-2020
			ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Argentina	ARS	0.62%	25	75	100	22	29	14	-	-	65
Peru	US$	3.29%	7,031	13,852	20,883	6,804	2,634	2,541	2,494	11,431	25,904
Peru	PEN	4.69%	2,787	8,399	11,186	11,328	2,383	264	88	-	14,063
Colombia	COP	8.00%	1,836	3,984	5,820	2,644	2,254	2,016	1,836	14,460	23,210
Brazil	BRL	7.75%	7,332	15,333	22,665	14,310	11,040	8,874	8,194	7,278	49,696
Brazil	BRL	9.31%	29	86	115	56	56	56	56	1,794	2,018
Chile	UF	0.01%	10	10	20	-	-	-	-	-	-

Total			19,050	41,739	60,789	35,164	18,396	13,765	12,668	34,963	114,956